Income/(loss) per share (Computation of Basic and Diluted Net Loss Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income/(loss)	$ 22,644	$ 19,557	$ (30,401)
Income allocation to participating preference shares		(1,230)
Numerator for basic and diluted net (loss)/income per share	22,644	9,193	(40,634)
Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share - basic	168,589,273	63,717,007	44,245,388
Weighted average number of ordinary shares used in computing net income/(loss) per share - diluted	174,024,997	69,159,524	44,245,388
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic	$ 0.13	$ 0.14	$ (0.92)
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted	$ 0.13	$ 0.13	$ (0.92)
Net income/(loss) per ADS-basic (1 ADS represents 2 Class A ordinary shares)	$ 0.27	$ 0.29	$ (1.84)
Net income/(loss) per ADS-diluted (1 ADS represents 2 Class A ordinary shares)	$ 0.26	$ 0.27	$ (1.84)
Series A-1 Preference Shares [Member]
Numerator:
Accretions		(858)	(962)
Series B Preference Shares [Member]
Numerator:
Accretions		(3,831)	(4,298)
Series B-1 Preference Shares [Member]
Numerator:
Accretions		$ (4,445)	$ (4,973)
Class A Ordinary Shares [Member]
Denominator:
Equivalent number of shares for each American Depositary Share	2